Transamerica BlackRock iShares Tactical - Balanced VP Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			22.34%	11.19%	11.72%
Transamerica BlackRock iShares Tactical – Balanced VP Blended Benchmark (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes, as applicable)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		14.71%	5.68%	7.83%
Initial
Prospectus [Line Items]
Average Annual Return, Percent			13.23%	3.29%	5.48%
Performance Inception Date		May 01, 2009
Service
Prospectus [Line Items]
Average Annual Return, Percent			13.00%	3.04%	5.22%
Performance Inception Date		May 01, 2009

[1]	The Transamerica BlackRock iShares Tactical – Balanced VP Blended Benchmark consists of the following: MSCI All Country World Index, 50% and Bloomberg US Aggregate Bond Index, 50%.